Intangible Assets - Schedule of Intangible Asset Balances (Detail) (USD $) In Thousands, unless otherwise specified					9 Months Ended		1 Months Ended		9 Months Ended		1 Months Ended		9 Months Ended		9 Months Ended		9 Months Ended		9 Months Ended		1 Months Ended		9 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Predecessor [Member]	Sep. 30, 2013 Customer contracts [Member]	Dec. 31, 2012 Customer contracts [Member]	Dec. 31, 2012 Customer contracts [Member] Successor [Member]	Dec. 31, 2011 Customer contracts [Member] Predecessor [Member]	Sep. 30, 2013 2GIG 2.0 technology [Member]	Dec. 31, 2012 2GIG 2.0 technology [Member]	Dec. 31, 2012 2GIG 2.0 technology [Member] Successor [Member]	Dec. 31, 2011 2GIG 2.0 technology [Member] Predecessor [Member]	Sep. 30, 2013 CMS and other technology [Member]	Dec. 31, 2012 CMS and other technology [Member]	Sep. 30, 2013 Smartrove technology [Member]	Dec. 31, 2012 Smartrove technology [Member]	Sep. 30, 2013 Other technology [Member]	Dec. 31, 2012 Other technology [Member]	Sep. 30, 2013 2GIG customer relationships [Member]	Dec. 31, 2012 2GIG customer relationships [Member]	Dec. 31, 2012 2GIG customer relationships [Member] Successor [Member]	Dec. 31, 2011 2GIG customer relationships [Member] Predecessor [Member]	Sep. 30, 2013 2GIG 1.0 technology [Member]	Dec. 31, 2012 2GIG 1.0 technology [Member]	Dec. 31, 2012 2GIG 1.0 technology [Member] Successor [Member]	Dec. 31, 2011 2GIG 1.0 technology [Member] Predecessor [Member]	Dec. 31, 2012 CMS technology [Member] Successor [Member]	Dec. 31, 2011 CMS technology [Member] Predecessor [Member]	Dec. 31, 2012 Purchased Technology [Member] Successor [Member]	Dec. 31, 2011 Purchased Technology [Member] Predecessor [Member]	Dec. 31, 2012 Lead generation technology [Member] Successor [Member]	Dec. 31, 2011 Lead generation technology [Member] Predecessor [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, gross	$ 1,013,886	$ 1,063,077	$ 1,063,077	$ 5,090	$ 987,553	$ 990,777	$ 990,777		$ 17,000	$ 17,000	$ 17,000		$ 4,643	$ 2,300	$ 4,040		$ 650			$ 45,000	$ 45,000			$ 8,000	$ 8,000		$ 2,300			$ 3,395		$ 1,695
Accumulated amortization	(131,153)	(10,058)	(10,058)	(4,384)
Net ending balance	$ 882,733	$ 1,053,019	$ 1,053,019	$ 706
Estimated Useful Lives of intangible asset					10 years		10 years		8 years		8 years		5 years		3 years		2 years		10 years		10 years		6 years		6 years		5 years		2 years		5 years